Self-Insured Liabilities (Details) (Self Insured Liabilities [Member], USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Self Insured Liabilities [Member]
Balance of reserve at beginning of period	$ 128,997	$ 132,551	$ 117,725
Reserve charged to costs and expenses during period	325,540	321,373	328,830
Payments from reserve during period	(324,866)	(324,927)	(314,004)
Balance of reserve at end of period	$ 129,671	$ 128,997	$ 132,551